Other Operating Income - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components of Other Operating Income [Line Items]
Other operating income	$ 2,612	$ 2,121	$ 1,124
Gain from extinguishment of debt		$ 960